SALE OF PRESTEA - Net cash provided by (used in) discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information Of Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Net cash used in operating activities	$ (23,915)	$ (27,280)	[1]
Net cash used in investing activities	(7,475)	(10,923)	[1]
Net cash used in financing activities	(20)	(25)	[1]
Net cash used by discontinued operations	$ (31,410)	$ (38,228)

[1]	The cash flows of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.